Financial Assets at Fair Value Through Other Comprehensive Income	6 Months Ended
Jun. 30, 2021
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Financial Assets at Fair Value Through Other Comprehensive Income

9.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Investments in debt instruments at FVTOCI
Corporate bonds	$56,593.6	$58,907.9
Agency bonds/Agency mortgage-backed securities	43,977.1	32,188.8
Government bonds	13,459.5	24,121.9
Asset-backed securities	8,368.3	7,523.4

	122,398.5	122,742.0

Investments in equity instruments at FVTOCI
Non-publicly traded equity investments	4,514.9	5,390.0
Publicly traded stocks	50.0	52.5

	4,564.9	5,442.5

	$126,963.4	$128,184.5

Current	$122,448.5	$122,794.5
Noncurrent	4,514.9	5,390.0

	$126,963.4	$128,184.5

These investments in equity instruments are held for medium to long-term purposes and therefore are accounted for as FVTOCI. For dividends recognized from these investments, please refer to condensed consolidated statements of cash flows. All of the dividends are from investments held at the end of the reporting period.
As of June 30, 2020 and 2021, the cumulative loss allowance for expected credit loss of NT$34.7 million and NT$33.9 million was recognized under investments in debt instruments at FVTOCI, respectively. Refer to Note 30 for information relating to the credit risk management and expected credit loss.